Cover	May 23, 2025
Cover [Abstract]
Entity Registrant Name	Chase Packaging Corporation
Entity Central Index Key	0001025771
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 23, 2025
Entity File Number	0-21609
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	93-1216127
Entity Address Address Line 1	106 West River Road
Entity Address City Or Town	Rumson
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07760
City Area Code	732
Local Phone Number	741-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false